Statements Of Consolidated and Combined Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income	$ 307.1	$ 268.1
Adjustments to Reconcile Net Income to Net Cash from Continuing Operations:
Depreciation and amortization	139.9	118.8
Deferred income taxes and investment tax credits	131.9	142.6
Deferred revenue	4.2	1.6
Equity-based compensation expense and profit sharing contribution	9.4	6.3
Gain on sale of assets and impairment, net	(52.9)	(34.5)
Equity earnings in unconsolidated affiliates	(60.5)	(46.6)
Loss (income) from discontinued operations-net of taxes	0.4	0.6
Amortization of debt related costs	3.1	0.0
AFUDC equity	(28.3)	(11.0)
Distributions of earnings received from equity investees	57.2	37.8
Accounts receivable	(17.4)	(20.3)
Accounts receivable-affiliated	34.7	(3.6)
Accounts payable	(5.0)	2.8
Accounts payable-affiliated	(53.6)	12.4
Customer deposits	(22.9)	77.5
Taxes accrued	8.2	12.0
Interest accrued	9.4	0.0
Exchange gas receivable/payable	(0.3)	1.1
Other accruals	50.2	0.9
Prepayments and other current assets	(27.1)	(4.4)
Regulatory assets/liabilities	20.2	9.0
Postretirement and postemployment benefits	(4.4)	(1.3)
Deferred charges and other noncurrent assets	(16.3)	(4.3)
Other noncurrent liabilities	6.5	0.7
Net Operating Activities from Continuing Operations	493.7	566.2
Net Operating Activities (used for) from Discontinued Operations	0.2	1.4
Net Cash Flows (used for) from Operating Activities	493.5	564.8
Investing Activities
Capital expenditures	(1,181.0)	(747.2)
Insurance recoveries	2.1	11.3
Changes in short-term lendings-affiliated	145.5	(57.2)
Proceeds from disposition of assets	77.6	9.3
Contributions to equity investees	(1.4)	(69.2)
Distributions from equity investees	16.0	0.0
Other investing activities	(27.4)	(7.1)
Net Cash Flows used for Investing Activities	(968.6)	(860.1)
Financing Activities
Change in short-term borrowings	15.0	0.0
Change in short-term borrowings-affiliated	(252.5)	(467.1)
Issuance of long-term debt	2,745.9	0.0
Debt related costs	(23.6)	(6.4)
Issuance of long-term debt-affiliated	1,217.3	768.9
Payments of long-term debt-affiliated, including current portion	(2,807.8)	0.0
Proceeds from issuance of common units, net of offering costs	1,168.4	0.0
Issuance of common stock, net of offering costs	1,394.7	0.0
Distribution of IPO proceeds to parent	(500.0)	0.0
Distribution to NiSource	(1,450.0)	0.0
Distribution to noncontrolling interest	(23.2)	0.0
Dividends paid - common stock	(79.5)	0.0
Transfer from parent	0.8	0.0
Net Cash Flows from Financing Activities	1,405.5	295.4
Change in cash and cash equivalents	930.4	0.1
Cash and cash equivalents at beginning of period	0.5	0.4
Cash and cash equivalents at beginning of period	930.9	0.5	$ 0.4
Predecessor
Net Income			280.7
Adjustments to Reconcile Net Income to Net Cash from Continuing Operations:
Depreciation and amortization			107.0
Deferred income taxes and investment tax credits			173.9
Deferred revenue			(7.8)
Equity-based compensation expense and profit sharing contribution			2.2
Gain on sale of assets and impairment, net			(18.6)
Equity earnings in unconsolidated affiliates			(35.9)
Loss (income) from discontinued operations-net of taxes			(9.0)
Amortization of debt related costs			0.0
AFUDC equity			(6.8)
Distributions of earnings received from equity investees			32.1
Accounts receivable			2.8
Accounts receivable-affiliated			(10.1)
Accounts payable			5.5
Accounts payable-affiliated			16.3
Customer deposits			1.3
Taxes accrued			(33.8)
Interest accrued			0.0
Exchange gas receivable/payable			(0.5)
Other accruals			0.8
Prepayments and other current assets			21.7
Regulatory assets/liabilities			42.6
Postretirement and postemployment benefits			(115.3)
Deferred charges and other noncurrent assets			9.9
Other noncurrent liabilities			(15.6)
Net Operating Activities from Continuing Operations			443.4
Net Operating Activities (used for) from Discontinued Operations			(13.8)
Net Cash Flows (used for) from Operating Activities			457.2
Investing Activities
Capital expenditures			(674.8)
Insurance recoveries			6.4
Changes in short-term lendings-affiliated			(3.2)
Proceeds from disposition of assets			15.4
Contributions to equity investees			(125.5)
Distributions from equity investees			0.0
Other investing activities			(9.2)
Net Cash Flows used for Investing Activities			(790.9)
Financing Activities
Change in short-term borrowings			0.0
Change in short-term borrowings-affiliated			391.0
Issuance of long-term debt			0.0
Debt related costs			0.0
Issuance of long-term debt-affiliated			65.1
Payments of long-term debt-affiliated, including current portion			0.0
Proceeds from issuance of common units, net of offering costs			0.0
Issuance of common stock, net of offering costs			0.0
Distribution of IPO proceeds to parent			0.0
Distribution to NiSource			(123.0)
Distribution to noncontrolling interest			0.0
Dividends paid - common stock			0.0
Transfer from parent			0.0
Net Cash Flows from Financing Activities			333.1
Change in cash and cash equivalents			(0.6)
Cash and cash equivalents at beginning of period	$ 0.5	0.4	1.0
Cash and cash equivalents at beginning of period		$ 0.5	$ 0.4